Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents		$ 8,703,667	$ 11,234,585
Restricted cash		374,824	1,622,591
Short-term investments			5,377,705
Notes receivable		177,663	284,432
Accounts receivable, net		23,971,889	36,028,573
Accounts receivable – related parties			629,652
Prepayments		6,595,391	8,661,778
Prepayments – related parties		64,908
Inventories		4,700,910	5,567,551
Prepaid expenses and other current assets, net		5,312,956	4,693,239
Asset held for sale			23,083,197
Total current assets		49,902,208	97,183,303
Property and equipment, net		130,105	315,538
Intangible assets, net		5,648,474	6,968,025
Operating lease right of use assets, net		700,108	629,487
Deferred tax assets, net		3,078,958	1,844,497
Goodwill		1,425,485	10,945,553
Long term investments
Other non-current assets, net		317,707	21,401,378
Total non-current assets		11,300,837	42,104,478
TOTAL ASSETS		61,203,045	139,287,781
Current liabilities
Short-term borrowings		8,531,484	2,771,917
Accounts and notes payable		10,059,514	22,702,223
Accounts payable – related parties			70,989
Contract liabilities		9,076,583	8,191,328
Income tax payable		1,567,744	443,829
Deferred revenue		874,524	353,141
Due to related parties		115,588	57,921
Operating lease liabilities, current		124,512	325,394
Accrued expenses and other liabilities		5,344,323	4,465,690
Total current liabilities		35,694,272	39,382,432
Long-term borrowings			10,000,000
Deferred tax liabilities		593,055	712,633
Operating lease liabilities, noncurrent		503,847	136,395
Total non-current liabilities		1,096,902	10,849,028
Total Liabilities		36,791,174	50,231,460
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	[1],[2]	133,091,187	116,398,052
Statutory reserve		1,117,828	1,117,828
Accumulated deficit		(106,197,907)	(24,343,274)
Accumulated other comprehensive loss		(2,708,945)	(4,461,572)
Total shareholders’ equity attributable to Baijiayun Group Ltd		25,304,089	88,712,960
Non-controlling interests		(892,218)	343,361
Total shareholders’ equity		24,411,871	89,056,321
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		61,203,045	139,287,781
Related Party
Current assets
Accounts receivable – related parties			629,652
Prepayments – related parties		64,908
Current liabilities
Accounts payable – related parties			70,989
Due to related parties		115,588	57,921
Class A Ordinary Shares
Shareholders’ equity
Common class ordinary shares	[1],[2]	1,330	1,002
Class B Ordinary Shares
Shareholders’ equity
Common class ordinary shares	[1],[2]	$ 596	$ 924

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.
[2]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.